Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Loss of Control of Bophelo Bio Science and Wellness (Pty) Ltd. [Abstract]
Wrote down balances receivable
Loss on loss of control	2,085,624
Cash held by subsidiary	$ 739,947